Nature of business and organization (Details)	6 Months Ended
Mar. 31, 2025
Shan You International Group Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Background	· A Hong Kong company · Incorporated on March 22, 2023 · A holding company
Entity Incorporation, Date of Incorporation	Mar. 22, 2023
Ownership	100% owned by WF
Sichuan Shanyou Zhiyuan Business Information Consulting Co [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Background	· A PRC limited liability company · Incorporated on April 28, 2023 · Registered capital of RMB1,000,000 (approximately $0.2 million)· A holding company
Entity Incorporation, Date of Incorporation	Apr. 28, 2023
Ownership	100% owned by Shanyou HK
Chengdu Shanyou H V A C Engineering Co Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Background	· A PRC limited liability company · Incorporated on June 3, 2009 · Registered capital of RMB12,000,000 (approximately $1.9 million) · Supply, installation, fitting-out and maintenance services for HVAC systems, fresh air ventilation systems, floor heating systems and water purification systems
Entity Incorporation, Date of Incorporation	Jun. 03, 2009
Ownership	100% owned by WFOE
W F International Nevada L L C [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Background	· A US limited liability company· Incorporated on December 27, 2023· A holding company
Entity Incorporation, Date of Incorporation	Dec. 27, 2023
Ownership	100% owned by WF
Chengdu Wufang Boyuan Innovation Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Background	· A PRC limited liability company · Incorporated on April 25, 2025 · Registered capital of RMB50,000,000 (approximately $6.9 million) · A holding company
Entity Incorporation, Date of Incorporation	Apr. 25, 2025
Ownership	100% owned by WF Nevada